Business Combinations	12 Months Ended
Jan. 31, 2016
Business Combinations [Abstract]
Business Combinations
Business Combinations
50 Fremont

In February 2015, the Company acquired 50 Fremont Street, a 41-story building totaling approximately 817,000 rentable square feet located in San Francisco, California (“50 Fremont”). At the time of the acquisition, the Company was leasing approximately 500,000 square feet of the available space in 50 Fremont. As of January 31, 2016, the Company occupied approximately 567,000 square feet. The Company acquired 50 Fremont for the purpose of expanding its global headquarters in San Francisco. Pursuant to the acquisition agreement, the Company also acquired existing third-party leases and other intangible property, terminated the Company’s existing office leases with the seller and assumed the seller's outstanding loan on 50 Fremont. In accordance with Accounting Standards Codification 805 (“ASC 805”), Business Combinations, the Company accounted for the building purchase as a business combination.
The purchase consideration for the corporate headquarters building was as follows (in thousands):

Fair Value
Cash	$435,189
Loan assumed on 50 Fremont	200,000
Prorations due to ownership transfer midmonth	2,411
Total purchase consideration	$637,600

The following table summarizes the fair values of net tangible and intangible assets acquired (in thousands):

Fair Value
Building	$435,390
Land	183,888
Termination of salesforce operating lease	9,483
Acquired lease intangibles	7,590
Loan assumed on 50 Fremont fair market value adjustment	1,249
Total	$637,600

To fund the purchase of 50 Fremont, the Company used $115.0 million of restricted cash that the Company had on the balance sheet as of January 31, 2015.
In connection with the purchase, the Company recognized a net non-cash gain totaling approximately $36.6 million on the termination of the lease signed in January 2012. This amount reflects a gain of $46.1 million for the reversal of tenant incentives provided from the previous landlord at the inception of the lease and a loss of $9.5 million related to the termination of the Company's operating lease. The tax impact as a result of the difference between tax and book basis of the building is insignificant after considering the impact of the Company's valuation allowance. The amounts above have been included in the Company's consolidated statements of operations and consolidated balance sheet. The Company has included the rental income from third party leases with other tenants in the building, and the proportionate share of building expenses for those leases in other expense in the Company's consolidated results of operations from the date of acquisition. These amounts are recorded in other expense as this net rental income is not part of our core operations. These amounts were not material for the periods presented.
Business Combinations Fiscal 2016
During fiscal 2016, the Company acquired several companies for an aggregate of $60.1 million in cash, net of cash acquired, and has included the financial results of these companies in its consolidated financial statements from the respective dates of acquisition. These transactions, individually and in aggregate, are not material to the Company. The Company accounted for these transactions as business combinations. In allocating the purchase consideration for each company based on estimated fair values, the Company recorded $68.7 million of goodwill. Some of the goodwill balance associated with these transactions is deductible for U.S. income tax purposes.

Fiscal Year 2015

RelateIQ, Inc.
On August 1, 2014, the Company acquired the outstanding stock of RelateIQ, Inc. (“RelateIQ”), a relationship intelligence platform company that uses data science and machine learning to automatically capture data from email, calendars and smartphone calls and provide data science-driven insights in real time. The Company acquired RelateIQ for the assembled workforce and expected synergies with the Company’s current offerings. The Company has included the financial results of RelateIQ in the consolidated financial statements from the date of acquisition, which have not been material to date. The acquisition date fair value of the consideration transferred for RelateIQ was approximately $340.2 million, which consisted of the following (in thousands, except share data):

Fair Value
Cash	$1,123
Common stock (6,320,735 shares)	338,033
Fair value of stock options and restricted stock awards assumed	1,050
Total	$340,206

The fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model. The share conversion ratio of 0.12 was applied to convert RelateIQ’s outstanding equity awards for RelateIQ’s common stock into equity awards for shares of the Company’s common stock.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Fair Value
Cash	$39,194
Intangible assets	16,200
Goodwill	289,857
Current and noncurrent liabilities	(4,700)
Deferred tax liability	(345)
Net assets acquired	$340,206

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets are based on management’s estimates and assumptions.
The following table sets forth the components of identifiable intangible assets acquired (in thousands) and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$14,470	7 years
Customer relationships and other purchased intangible assets	1,730	1-3 years
Total	$16,200

The amount recorded for developed technology represents the estimated fair value of RelateIQ’s relationship intelligence technology. The amount recorded for customer relationships represent the fair values of the underlying relationships with RelateIQ customers. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating RelateIQ’s relationship intelligence technology with the Company’s other offerings. The goodwill balance is not deductible for U.S. income tax purposes.
The Company assumed unvested equity awards for shares of RelateIQ’s common stock with a fair value of $33.9 million. Of the total consideration, $1.1 million was allocated to the purchase consideration and $32.8 million was allocated to future services and will be expensed over the remaining service periods on a straight-line basis.

Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter.
Goodwill consisted of the following (in thousands):

Balance as of January 31, 2014	$3,500,823
RelateIQ	289,857
Finalization of acquisition date fair values	(8,020)
Balance as of January 31, 2015	3,782,660
Other acquisitions	68,655
Finalization of acquisition date fair values	(1,378)
Balance as of January 31, 2016	$3,849,937

There was no impairment of goodwill during fiscal 2016, 2015 or 2014.
Intangible Assets
Intangible assets acquired resulting from business combinations are as follows as of January 31, 2016 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life
Acquired developed technology	$684,260	$(451,889)	$232,371	3.4
Customer relationships	410,763	(160,866)	249,897	5.2
Trade name and trademark	38,980	(38,980)	0	0.0
Territory rights and other	12,372	(8,585)	3,787	2.6
50 Fremont lease intangibles	7,713	(3,762)	3,951	2.3
Total	$1,154,088	$(664,082)	$490,006	4.3

Intangible assets acquired resulting from business combinations were as follows as of January 31, 2015 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life
Acquired developed technology	$674,160	$(371,997)	$302,163	4.3
Customer relationships	409,603	(107,245)	302,358	6.1
Trade name and trademark	38,980	(17,142)	21,838	1.0
Territory rights	12,355	(6,522)	5,833	3.1
Total	$1,135,098	$(502,906)	$632,192	5.0

The expected future amortization expense for purchased intangible assets as of January 31, 2016 is as follows (in thousands):

Fiscal Period:
Fiscal 2017	$131,491
Fiscal 2018	118,762
Fiscal 2019	101,425
Fiscal 2020	73,268
Fiscal 2021	45,859
Thereafter	19,201
Total amortization expense	$490,006